Table of Contents

      USAA Family of Funds                                1
      Message from the President                          2
      Investment Review                                   4
      Financial Information:
         USAA S&P 500 Index Fund
             Distributions to Shareholders                6
             Statement of Assets and Liabilities          7
             Statement of Operations                      8
             Statements of Changes in Net Assets          9
             Financial Highlights                        10
             Notes to Financial Statements               11
             Report of Independent Accountants           14
             Year 2000                                   15
         Equity 500 Index Fund Portfolio
             Statement of Net Assets                     16
             Statement of Operations                     24
             Statements of Changes in Net Assets         25
             Financial Highlights                        26
             Notes to Financial Statements               27
             Report of Independent Accountants           30




Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

            USAA Investment Management Company
            Attn: Report Mail
            9800 Fredericksburg Road
            San Antonio, TX 78284-8916

or phone a Mutual Fund  Representative at 1-800-531-8448  during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA S&P 500 Index Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1999, USAA. All rights reserved.








USAA Family of Funds Summary

         Fund                                             Minimum
       Type/Name                     Volatility          Investment*
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets(1)               Very high               $3,000
 First Start Growth                Moderate to high        $3,000
 Gold(1)                           Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International(1)                  Moderate to high        $3,000
 S&P 500 (Registered
  Trademark) Index(2)              Moderate                $3,000
 Science & Technology(5)           Very high               $3,000
 World Growth(1)                   Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy(1)              Moderate                $3,000
 Cornerstone Strategy(1)           Moderate                $3,000
 Growth and Tax
  Strategy(3)                      Moderate                $3,000
 Growth Strategy(1)                Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA                              Low to moderate         $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term(3)                      Moderate                $3,000
 Intermediate-Term(3)              Low to moderate         $3,000
 Short-Term(3)                     Low                     $3,000
 State Bond Income(3)**            Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market(4)                   Very low                $3,000
 Tax Exempt
  Money Market(3),(4)              Very low                $3,000
 Treasury Money
  Market Trust(4)                  Very low                $3,000
 State Money Market(3),(4)**       Very low                $3,000

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4) An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

(5) This Fund may be more volatile than a fund that diversifies across many industries.

 * The InveStart (Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.










Message from the President

The Semiannual Report to Shareholders which was dated June 30, 1998, contained this statement: "As I write this message, many of the common measures of the stock market are at all-time highs, including the S&P 500 Index(1)..." I went on to note that this was the fourth consecutive year of such an occurrence, and that was unusual. Then came August.

[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA, APPEARS HERE]

In the month of August the market gave up all of its gain for 1998 and slipped into negative territory. A massive drop of more than 500 points on the Dow climaxed this on August 31. Then, seemingly in the blink of an eye, the market reversed to end the year with the S&P 500 Index showing a gain of 28.60%.

There were a couple of great lessons in this: one new, one old. The new lesson was all about how the financial world has changed. The August turmoil had roots in foreign markets. Severe problems in Russia, Asia, and Latin America quickly spilled into the U.S. market. Activities of hedge funds(2) were also a contributor. International problems have long been a factor in our market, but this instantaneous impact is very impressive. The old lesson was an affirmation of asset allocation. Adherence to a plan that included both equities and fixed income worked very well. Holding that allocation was tough, but very important because the year showed finally that you really did want your full equity exposure. The USAA S&P 500 Index Fund's 28.62% return for the period ending December 31, 1998, looked wonderful in your portfolio.(3)

And once again, the S&P 500 Index was a tough portfolio to beat. It remains the benchmark against which investment success is measured.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


(1) The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest in the S&P 500 Index.

(2) A private investment pool for wealthy investors that unlike a mutual fund, is exempt from SEC regulation.

(3) "S&P 500(Registered Trademark)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

For more complete information about mutual funds managed and distributed by USAA IMCO, including charges and operating expenses, please call for a prospectus. Read it carefully before investing.

The performance data quoted represents past performance; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund's total return since inception (5/1/96) is 29.67%.










Investment Review

USAA S&P 500 INDEX FUND*

OBJECTIVE: Seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500 Index.

INVESTMENT INSTRUMENTS: Primarily equity securities, consisting of common stock of current S&P 500 companies.

--------------------------------------------------------------------------------
                                           12/31/97             12/31/98
--------------------------------------------------------------------------------
  Net Assets                            $630.6 Million      $1,855.9 Million
  Net Asset Value Per Share                 $15.16               $19.27
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
--------------------------------------------------------------------------------
                 1 Year                 Since Inception on 5/1/96
                 28.62%                          29.67%(+)
--------------------------------------------------------------------------------

(+) Includes the $10 annual account maintenance fee through December 31, 1996.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.









CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA S&P 500 Index Fund to the S&P 500 Index for the period of 05/02/96 through 12/31/98. The data points from the graph are as follows:

                     USAA S&P 500
                     Index Fund              S&P 500 Index
                     ------------            -------------

05/02/96               $10,000                 $10,000
06/96                   10,442                  10,467
12/96                   11,669                  11,688
06/97                   14,057                  14,095
12/97                   15,523                  15,585
06/98                   18,249                  18,345
12/98                   19,966                  20,039

Data from 5/2/96** through 12/31/98


The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund so closely tracks the S&P 500 Index that its results are not visible in the graph. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

 * S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

** Date the Fund initially invested in securities represented by the Index.












                         PORTFOLIO SECTOR DIVERSIFICATION
                          % OF COMMON STOCK MARKET VALUE

A pie chart is shown here depicting the Portfolio Mix as of December 31, 1998 of the USAA S&P 500 Index Fund to be:

Consumer Non-Durables - 23%; Finance & Building - 17%; Health Care - 11%; Utilities - 11%; Business Equipment & Service - 9%; Consumer Durables - 7%; Retail Trade - 6%; Capital Goods - 6%; Energy - 5%; Other - 3%; and Chemicals - 2%.





-------------------------
      TEN LARGEST
    STOCK HOLDINGS
-------------------------
  Microsoft
  General Electric
  Intel
  Wal-Mart Stores
  Exxon
  Merck & Company
  IBM
  Coca Cola
  Pfizer
  Cisco Systems
-------------------------











Distributions to Shareholders

USAA S&P 500 Index Fund completed its calendar year end on December 31, 1998. As required by Federal Law (Internal Revenue Code of 1986, as amended, and the Regulations thereunder), the portion of the ordinary income dividend distributions which represent domestic dividend income qualifying for deduction by corporations was 100%.










USAA S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998


ASSETS
   Investment in Equity 500 Index Portfolio, at Value           $ 1,853,152,027
   Receivable for Capital Shares Sold                                 5,758,857
   Receivable from USAA Transfer Agency Company                         248,099
                                                                ----------------
Total Assets                                                      1,859,158,983
                                                                ----------------
LIABILITIES
   Payable for Capital Shares Redeemed                                2,685,646
   USAA Investment Management Company                                   279,251
   Accounts Payable and Accrued Expenses                                339,211
                                                                ----------------
Total Liabilities                                                     3,304,108
                                                                ----------------
Net Assets Applicable to Capital Shares Outstanding             $ 1,855,854,875
                                                                ================

REPRESENTED BY:
   Paid-in Capital                                              $ 1,473,145,595
   Accumulated Undistributed Net Investment Income                      661,877
   Accumulated Net Realized Gain from Investments and
      Futures Transactions                                            3,137,315
   Net Unrealized Appreciation on Investments and Futures
      Contracts                                                     378,910,088
                                                                ----------------
Net Assets Applicable to Capital Shares Outstanding             $ 1,855,854,875
                                                                ================
Capital Shares Outstanding ($.01 par value per share,
   175,000,000 shares authorized)                                    96,295,588
                                                                ================
Net Asset Value, Redemption Price, and Offering Price
   Per Share                                                    $         19.27
                                                                ================


See Notes to Financial Statements on Page 11









USAA S&P 500 INDEX FUND
STATEMENT OF OPERATIONS

Year ended December 31, 1998


INVESTMENT INCOME
   Income Allocated from Equity 500 Index Portfolio, net        $    17,796,414
                                                                ----------------
EXPENSES
   Administration Fees                                                  461,363
   Custodian's Fees                                                      23,593
   Postage                                                              146,984
   Shareholder Reporting Fees                                            49,297
   Directors' Fees                                                        3,713
   Registration Fees                                                    462,875
   Professional Fees                                                     22,192
   Other                                                                 16,403
                                                                ----------------
   Total Expenses                                                     1,186,420
                                                                ----------------
Net Investment Income                                                16,609,994
                                                                ----------------
NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FUTURES CONTRACTS
   Net Realized Gain from Investment Transactions                    10,308,889
   Net Realized Gain from Futures Transactions                          429,531
   Net Change in Unrealized Appreciation/Depreciation on
      Investments and Futures Contracts                             281,497,244
                                                                ----------------
Net Realized and Unrealized Gain on Investments and
      Futures Contracts                                             292,235,664
                                                                ----------------
Net Increase in Net Assets from Operations                      $   308,845,658
                                                                ================


See Notes to Financial Statements on Page 11







USAA S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

                                                                     1998                 1997
                                                              -------------------------------------
FROM OPERATIONS
   Net Investment Income                                       $   16,609,994       $    6,890,866
   Net Realized Gain from Investment
      and Futures Transactions                                     10,738,420           16,529,655
   Net Change in Unrealized Appreciation/Depreciation
      on Investments and Futures Contracts                        281,497,244           82,263,699
                                                              -------------------------------------
Net Increase in Net Assets from Operations                        308,845,658          105,684,220
                                                              -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                          (16,008,199)          (6,870,198)
                                                              -------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from Shares Sold                                    1,192,785,880          429,485,745
   Dividend Reinvestments                                          11,488,944            5,388,985
   Cost of Shares Redeemed                                       (271,875,937)         (82,142,783)
                                                              -------------------------------------
Net Increase in Net Assets from Capital Share
   Transactions                                                   932,398,887          352,731,947
                                                              -------------------------------------
Net Increase in Net Assets                                      1,225,236,346          451,545,969

NET ASSETS:
   Beginning of Period                                            630,618,529          179,072,560
                                                              -------------------------------------
   End of Period                                               $1,855,854,875       $  630,618,529
                                                              =====================================

UNDISTRIBUTED NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS
   End of Period                                               $      661,877       $       60,082
                                                              =====================================

CHANGE IN SHARES OUTSTANDING
   Shares Sold                                                     70,104,665           31,712,665
   Shares Issued for Dividends Reinvested                             646,762              384,579
   Shares Redeemed                                                (16,046,032)          (5,985,970)
                                                              -------------------------------------
Increase in Shares Outstanding                                     54,705,395           26,111,274
                                                              =====================================

See Notes to Financial Statements on Page 11








USAA S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

December 31, 1998


Contained below are selected ratios and supplemental data for the periods indicated for the USAA S&P 500 Index Fund.

                                                                                          Eight Months
                                                         Years Ended December 31,      Ended December 31,
                                                          1998              1997              1996*
                                                   -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value at Beginning of Period                $    15.16        $    11.57        $    10.00
                                                   -------------------------------------------------------------
Income from Investment Operations:
   Net Investment Income                                     .21               .21               .12
   Net Realized and Unrealized Gain on Investments
      and Futures Transactions                              4.11              3.59              1.57
                                                   -------------------------------------------------------------
Total from Investment Operations                            4.32              3.80              1.69
Distributions from Net Investment Income                    (.21)             (.21)             (.12)
                                                   -------------------------------------------------------------
Net Asset Value at End of Period                      $    19.27        $    15.16        $    11.57
                                                   =============================================================
Total Return (%)**                                         28.62             33.03             16.90


Supplemental Data and Ratios:
Net Assets at End of Period (000)                     $1,855,855        $  630,619        $  179,073
Ratios to Average Net Assets:
    Net Investment Income (%)                               1.40              1.64              2.09(a)
   Expenses, including Expenses of the
      Equity 500 Index Portfolio (%)                         .18               .18               .18(a)
   Decrease Reflected in Above Expense
      Ratio Due to Absorption of Expenses
      by Bankers Trust and the Manager (%)                   .02               .07               .15(a)


 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
  *   Fund commenced operations May 1, 1996.
 ** Assumes reinvestment of all dividend income distributions during the period; does not reflect $10 annual account maintenance fee.


See Notes to Financial Statements on Page 11










USAA S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS

December 31, 1998


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund). The Fund's primary investment objective is to provide investment results that, before expenses, correspond to the total return of common stocks represented by the S&P 500 Index. USAA Investment Management Company (the Manager) seeks to achieve this objective by investing substantially all of the Fund's assets in the Equity 500 Index Portfolio (the Portfolio), an open-end management investment company advised by Bankers Trust Company which has the same investment objective as the Fund. At December 31, 1998, the Fund's investment was 35.63% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. Valuation of Investments - The Fund records its investment in the Portfolio at value which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

B. Investment Income and Expenses - The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

C. Federal Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result of certain permanent differences between book and tax basis accounting, reclassifications have been made on the statement of assets and liabilities to decrease accumulated net realized gain from investments and futures transactions and to increase paid-in capital by $25,545,029.

D. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements. Actual results could differ from those estimates.


(2) LINES OF CREDIT
For the year ended December 31, 1998, the Fund participated with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). Effective January 12, 1999, the CAPCO agreement will split into two separate agreements with CAPCO, one for $500 million uncommitted and one for $250 million committed.

The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of its total assets at NationsBank's borrowing rate plus a markup. The Fund had no borrowings under any of these agreements during the year ended December 31, 1998.


(3) TRANSACTIONS WITH MANAGER
A. Administrative Fees - The Fund has entered into an Administration Agreement with USAA Investment Management Company (the Manager) under which the Manager provides administrative services to the Fund. The Fund pays the Manager a monthly administrative fee which on an annual basis is equal to the lesser of
 .06% of the average daily net assets of the Fund or the amount that brings the total Fund and Portfolio annual operating expenses up to .18% of the Fund's average net assets.

The Manager is contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Portfolio do not exceed .18% of the Fund's average net assets.

B. Transfer Agent's Fees - The Fund has entered into a Transfer Agency Agreement with USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, under which transfer agency services are provided to the Fund. The Fund does not pay for these services. The Transfer Agent assesses shareholders an annual account maintenance fee of $10 to cover costs of maintaining shareholder accounts. This fee is waived on accounts with a balance of $10,000 or more.

C. Underwriting Agreement - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Management Agreement - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Portfolio by Bankers Trust. While the Fund maintains its investment in the Portfolio, the Manager receives no fee for this service.


(4) TRANSACTIONS WITH AFFILIATES
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At December 31, 1998, the Association and its affiliates owned 32,122,393 shares (33.36%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.








Report of Independent Accountants

To the Board of Directors and Shareholders of USAA S&P 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of USAA S&P 500 Index Fund (the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999









USAA S&P 500 INDEX FUND
UNAUDITED FINANCIAL INFORMATION

December 31, 1998


YEAR 2000

Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Manager and the Fund's other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Manager is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.












EQUITY 500 INDEX PORTFOLIO
STATEMENT OF NET ASSETS

December 31, 1998


 Shares        Security                                          Value
-------------------------------------------------------------------------
           COMMON STOCKS - 99.0%
  193,200  3Com Corporation *                             $    8,657,775
  785,044  Abbott Laboratories                                38,467,156
   33,800  Adobe Systems Inc.                                  1,580,150
   15,968  Adolph Coors Company - Class B                        901,194
   68,941  Advanced Micro Devices, Inc. *                      1,994,980
   12,527  Aeroquip-Vickers, Inc.                                375,027
   87,100  AES Corporation *                                   4,126,362
   80,059  Aetna, Inc.                                         6,294,639
  118,608  Air Products & Chemical, Inc.                       4,744,320
  288,935  Airtouch Communications, Inc. *                    20,839,437
    8,998  Alberto-Culver Co. - Class B                          240,134
  130,902  Albertson's, Inc.                                   8,336,821
  113,636  Alcan Aluminium Ltd.                                3,075,274
   85,969  Allegheny Teledyne, Inc.                            1,756,991
   37,701  Allergan, Inc.                                      2,441,140
  284,512  Allied-Signal, Inc.                                12,607,438
  430,698  Allstate Corp                                      16,635,710
  144,200  Alltel Corp.                                        8,624,962
   96,300  Aluminum Co. of America                             7,180,369
   51,934  ALZA Corporation *                                  2,713,551
   50,993  Amerada Hess Corp.                                  2,536,902
   61,220  Ameren Corporation                                  2,613,329
  221,400  America Online, Inc. *                             35,424,000
   85,010  American Electric Power Co.                         4,000,783
  233,216  American Express Co.                               23,846,336
  132,737  American General Corp.                             10,353,486
   38,114  American Greetings Corp. - Class A                  1,565,056
  681,792  American Home Products Corp.                       38,393,412
  540,600  American International Group, Inc.                 52,235,475
  145,536  American Stores Company                             5,375,736
  568,204  Ameritech Corp.                                    36,009,928
  131,240  Amgen, Inc. *                                      13,722,782
   11,604  Amoco Corp.                                           700,592
  107,392  AMP, Inc.                                           5,591,096
  101,604  AMR Corporation                                     6,032,737
   54,100  Anadarko Petroleum Corp.                            1,670,337
   41,176  Andrew Corporation *                                  679,404
  252,180  Anheuser-Busch Companies, Inc.                     16,549,312
   96,550  AON Corp.                                           5,346,456
   44,400  Apache Corp.                                        1,123,875
   78,642  Apple Computer, Inc.                                3,219,407
  187,500  Applied Materials, Inc. *                           8,003,906
  297,447  Archer-Daniels-Midland Co.                          5,112,370
   24,583  Armstrong World Industries Inc.                     1,482,662
   20,449  Asarco, Inc.                                          308,013
  117,300  Ascend Communications, Inc. *                       7,712,475
   29,687  Ashland, Inc.                                       1,436,109
  348,322  Associates First Capital Corp. - Class A           14,760,145
  917,506  AT&T Corp.                                         69,042,326
  175,250  Atlantic Richfield Co.                             11,435,062
   35,514  Autodesk, Inc.                                      1,516,004
  149,912  Automatic Data Processing, Inc.                    12,021,068
   80,600  AutoZone, Inc. *                                    2,654,762
   48,830  Avery Dennison Corp.                                2,200,402
  140,756  Avon Products, Inc.                                 6,228,453
  172,013  Baker Hughes, Inc.                                  3,042,480
    7,954  Ball Corp.                                            363,895
   60,725  Baltimore Gas & Electric Co.                        1,874,884
  620,380  Banc One Corp.                                     31,678,154
  391,800  Bank of New York Company, Inc.                     15,769,950
  907,657  Bankamerica Corp.                                  54,572,877
  164,434  BankBoston Corp.                                    6,402,649
  207,700  Barrick Gold Corp.                                  4,050,150
   59,100  Battle Mountain Gold Co.                              243,787
   24,923  Bausch & Lomb, Inc.                                 1,495,380
  159,763  Baxter International, Inc.                         10,274,758
  129,700  BB&T Corp.                                          5,228,531
   65,100  Bear Stearns Companies, Inc.                        2,433,112
  135,664  Becton, Dickinson & Co.                             5,791,157
  820,436  Bell Atlantic Corp.                                46,611,020
1,010,664  BellSouth Corp.                                    50,406,867
   16,031  Bemis Company, Inc.                                   608,176
        6  Berkshire Hathaway, Inc. - Class A *                  465,368
  153,060  Bestfoods                                           8,150,445
   57,449  Bethlehem Steel Corp. *                               481,135
   61,250  Biomet, Inc. *                                      2,465,312
   50,771  Black & Decker Corp.                                2,846,349
  106,000  BMC Software, Inc. *                                4,723,625
  524,346  Boeing Co.                                         17,106,788
   24,603  Boise Cascade Corp.                                   762,693
  198,000  Boston Scientific Corp. *                           5,308,875
   12,182  Briggs & Stratton Corp.                               607,577
  511,978  Bristol-Myers Squibb Co.                           68,509,056
   18,019  Brown-Forman, Inc. - Class B                        1,363,813
  106,535  Browning-Ferris Industries, Inc.                    3,029,589
   47,442  Brunswick Corp.                                     1,174,189
  242,386  Burlington Northern Santa Fe Corp.                  8,180,527
   99,639  Burlington Resources, Inc.                          3,568,322
   30,877  C. R. Bard, Inc.                                    1,528,411
   69,900  Cabletron Systems, Inc. *                             585,412
  236,054  Campbell Soup Co.                                  12,982,970
   33,800  Capital One Financial Corp.                         3,887,000
  100,997  Cardinal Health, Inc.                               7,663,147
  282,000  Carnival Corporation - Class A                     13,536,000
   61,128  Carolina Power & Light Co.                          2,876,836
   41,900  Case Corp.                                            913,944
  185,564  Caterpillar, Inc.                                   8,535,944
  378,210  CBS Corp.                                          12,386,377
  449,634  Cendant Corporation *                               8,571,148
   41,080  Centex Corp.                                        1,851,167
  126,930  Central & South West Corp.                          3,482,642
   32,402  Ceridian Corporation                                2,262,065
   56,428  Champion International Corp.                        2,285,334
  196,750  Charles Schwab Corp.                               11,054,891
  446,264  Chase Manhattan Corp.                              30,373,843
  337,466  Chevron Corp.                                      27,988,586
   84,272  Chubb Corp.                                         5,467,146
  106,799  CIGNA Corp.                                         8,256,898
   74,700  Cincinnati Financial Corp.                          2,735,887
   62,822  Cinergy Corp.                                       2,159,506
   56,646  Circuit City Stores, Inc.                           2,828,760
  812,925  Cisco Systems, Inc. *                              75,449,602
1,184,983  Citigroup                                          58,656,658
  130,400  Clear Channel Communications, Inc. *                7,106,800
   56,704  Clorox Company                                      6,623,736
  111,432  Coastal Corp.                                       3,893,155
1,275,122  Coca-Cola Co.                                      85,273,784
  217,000  Coca-Cola Enterprises, Inc.                         7,757,750
  160,002  Colgate-Palmolive Co.                              14,860,186
   37,802  Columbia Energy Group                               2,183,065
  339,822  Columbia/HCA Healthcare Corp.                       8,410,594
  178,862  Comcast Corporation - Special Class A              10,496,964
   80,760  Comerica, Inc.                                      5,506,822
  874,784  Compaq Computer Corp.                              36,686,254
  282,175  Computer Associates International, Inc.            12,027,709
   91,072  Computer Sciences Corp. *                           5,868,452
   85,500  Compuware Corp. *                                   6,679,688
  255,432  ConAgra, Inc.                                       8,046,108
  167,468  Conseco, Inc.                                       5,118,241
  129,336  Consolidated Edison, Inc.                           6,838,641
   54,705  Consolidated Natural Gas Co.                        2,954,070
   57,900  Consolidated Stores Corp. *                         1,168,856
   53,548  Cooper Industries, Inc.                             2,553,570
   35,851  Cooper Tire & Rubber Co.                              732,705
  121,214  Corning Incorporated                                5,454,630
  117,799  Costco Companies, Inc. *                            8,503,615
   72,200  Countrywide Credit Industries, Inc.                 3,623,537
   30,449  Crane Co.                                             919,179
   71,950  Crown Cork & Seal Co., Inc.                         2,216,959
  121,332  CSX Corp.                                           5,035,278
   18,934  Cummins Engine Co., Inc.                              672,157
  190,338  CVS Corporation                                    10,468,590
   44,694  Cyprus Amax Minerals Co.                              446,940
   87,947  Dana Corp.                                          3,594,834
   65,400  Danaher Corporation                                 3,552,037
   63,719  Darden Restaurants, Inc.                            1,146,942
   21,345  Data General Corp. *                                  350,858
  227,416  Dayton Hudson Corp.                                12,337,318
  123,323  Deere & Co.                                         4,085,074
  658,400  Dell Computer Corporation *                        48,186,650
   74,698  Delta Air Lines, Inc.                               3,884,296
   43,591  Deluxe Corp.                                        1,593,796
   57,497  Dillard Department Stores, Inc. - Class A           1,631,477
  109,925  Dollar General Corp.                                2,596,978
  110,906  Dominion Resources, Inc.                            5,184,855
  110,008  Dover Corporation                                   4,029,043
  114,476  Dow Chemical Co.                                   10,410,161
   41,172  Dow Jones & Co., Inc.                               1,981,402
   73,676  DTE Energy Co.                                      3,158,858
  183,595  Duke Power Co.                                     11,761,555
   76,879  Dun & Bradstreet Corp.                              2,426,493
  584,092  Du Pont (E.I.) de Nemours & Co.                    30,993,382
    9,242  Eastern Enterprises                                   404,337
   35,081  Eastman Chemical Co.                                1,569,875
  160,126  Eastman Kodak Co.                                  11,529,072
   39,582  Eaton Corp.                                         2,797,953
   46,600  Ecolab, Inc.                                        1,686,337
  207,170  Edison International, Inc.                          5,774,864
   30,825  EG & G, Inc.                                          857,320
  257,800  Electronic Data Systems Corporation                12,954,450
  572,440  Eli Lilly & Co.                                    50,875,605
  264,700  EMC Corporation *                                  22,499,500
  226,600  Emerson Electric Co.                               14,176,663
   63,608  Engelhard Corp.                                     1,240,356
  173,166  Enron Corp.                                         9,881,285
  141,907  Entergy Corp.                                       4,416,855
   68,100  Equifax Inc.                                        2,328,169
1,257,634  Exxon Corp.                                        91,964,486
  520,614  Fannie Mae                                         38,525,436
   80,855  FDX Corporation *                                   7,196,095
  361,814  Freddie Mac                                        23,314,390
  110,800  Federated Department Stores, Inc. *                 4,826,725
  146,467  Fifth Third Bancorp                                10,444,928
  228,500  First Data Corp.                                    7,240,594
  512,493  First Union Corp.                                  31,165,981
   77,500  Firstar Corporation                                 7,207,500
  116,984  FirstEnergy Corp.                                   3,809,291
  289,188  Fleet Financial Group, Inc.                        12,923,089
   33,306  Fleetwood Enterprises, Inc.                         1,157,383
   37,881  Fluor Corporation                                   1,612,310
   17,750  FMC Corporation *                                     994,000
  589,244  Ford Motor Co.                                     34,581,257
  113,635  Fort James Corp.                                    4,545,400
   86,174  Fortune Brands, Inc.                                2,725,253
   25,938  Foster Wheeler Corp.                                  342,057
   92,094  FPL Group, Inc.                                     5,675,293
  133,020  Franklin Resources, Inc.                            4,256,640
   72,200  Fred Meyer, Inc. *                                  4,350,050
   59,900  Freeport-McMoRan Copper & Gold, Inc. - Class B        625,206
  102,400  Frontier Corp.                                      3,481,600
   30,800  Fruit of the Loom, Inc. - Class A *                   425,425
  145,692  Gannett Company, Inc.                               9,642,989
  303,266  The Gap, Inc.                                      17,058,713
   76,400  Gateway 2000, Inc. *                                3,910,725
   65,544  General Dynamics Corp.                              3,842,517
1,695,044  General Electric Co.                              173,000,428
   77,300  General Instrument Corp. *                          2,623,369
   77,919  General Mills, Inc.                                 6,058,202
  338,484  General Motors Corp.                               24,222,761
   91,426  Genuine Parts Co.                                   3,057,057
   54,201  Georgia-Pacific Corp.                               3,174,146
  568,116  Gillette Co.                                       27,447,104
   20,017  Golden West Financial Corp.                         1,835,309
   46,452  Goodrich (B.F.) Co.                                 1,666,465
   80,636  Goodyear Tire & Rubber Co.                          4,067,078
   57,600  GPU, Inc.                                           2,545,200
   17,025  Great Atlantic & Pacific Tea Co., Inc.                504,366
   26,396  Great Lakes Chemical Corp.                          1,055,840
  500,636  GTE Corp.                                          33,761,640
   76,700  Guidant Corp.                                       8,456,175
   56,735  H & R Block, Inc.                                   2,553,075
  231,862  Halliburton Company                                 6,868,912
   27,139  Harcourt General, Inc.                              1,443,456
   19,822  Harnischfeger Industries, Inc.                        201,937
   46,915  Harrah's Entertainment, Inc. *                        735,979
   41,342  Harris Corp.                                        1,514,151
  125,646  Hartford Financial Services Group, Inc.             6,894,824
   68,647  Hasbro, Inc.                                        2,479,873
  262,900  HBO & Co.                                           7,541,944
   53,000  HCR Manor Care, Inc. *                              1,556,875
  236,000  HEALTHSOUTH Corporation                             3,643,250
  190,175  H.J. Heinz Co.                                     10,768,659
   28,016  Helmerich and Payne                                   542,810
   52,814  Hercules, Inc.                                      1,445,783
   50,594  Hershey Foods Corp.                                 3,146,314
  536,440  Hewlett-Packard Co.                                36,645,558
  134,441  Hilton Hotels Corp.                                 2,571,184
  753,652  Home Depot, Inc.                                   46,114,082
  134,043  Homestake Mining Co.                                1,231,520
   64,919  Honeywell, Inc.                                     4,889,212
  249,685  Household International, Inc.                       9,893,768
  127,892  Houston Industries, Inc.                            4,108,530
   83,600  Humana, Inc.                                        1,489,125
   91,770  Huntington Bancshares, Inc.                         2,758,836
   61,762  Ikon Office Solutions, Inc.                           528,837
  135,692  Illinois Tool Works, Inc.                           7,870,136
   84,179  IMS Health Incorporated                             6,350,253
   75,266  Inco, Ltd.                                            794,997
   90,446  Ingersoll-Rand Co.                                  4,245,309
  863,728  Intel Corp.                                       102,405,751
  477,382  International Business Machines Corp.              88,196,324
   63,387  International Flavors & Fragrances, Inc.            2,800,913
  157,744  International Paper Co.                             7,068,903
   77,760  The Interpublic Group of Companies, Inc.            6,201,360
   52,223  ITT Industries *                                    2,075,864
  135,550  J.C. Penney Co., Inc.                               6,353,906
   47,765  Jefferson-Pilot Corp.                               3,582,375
  697,296  Johnson & Johnson                                  58,485,702
   35,354  Johnson Controls, Inc.                              2,085,886
    7,639  Jostens, Inc.                                         200,046
   17,545  Kaufman & Broad Home Corp.                            504,419
  212,714  Kellogg Co.                                         7,258,865
   30,732  Kerr-McGee Corp.                                    1,175,499
  242,800  KeyCorp                                             7,769,600
  293,406  Kimberly Clark Corp.                               15,990,627
   32,912  King World Productions, Inc. *                        968,847
   50,100  KLA/Tencor Corporation *                            2,173,088
  236,503  Kmart Corporation *                                 3,621,452
   51,926  Knight-Ridder, Inc.                                 2,654,717
   79,700  Kohl's Corporation *                                4,896,569
  132,520  The Kroger Co.                                      8,017,460
  118,000  Laidlaw, Inc.                                       1,187,375
   69,700  Lehman Brothers, Inc.                               3,071,156
   99,860  The Limited, Inc.                                   2,908,423
   58,210  Lincoln National Corp.                              4,762,306
   34,803  Liz Claiborne, Inc.                                 1,098,470
  107,145  Lockheed Martin Corp.                               9,080,539
   53,400  Loews Corporation                                   5,246,550
   18,026  Longs Drug Stores, Inc.                               675,975
   66,958  Louisiana-Pacific Corp.                             1,226,168
  180,088  Lowe's Companies, Inc.                              9,218,255
   75,800  LSI Logic Corporation *                             1,222,275
  679,982  Lucent Technologies, Inc.                          74,798,020
   49,202  Mallinckrodt Group, Inc.                            1,516,037
  130,380  Marriott International                              3,781,020
  141,486  Marsh and McLennan                                  8,268,088
  173,022  Masco Corp.                                         4,974,383
  161,465  Mattel, Inc.                                        3,683,420
  127,898  May Department Stores Co.                           7,721,842
   51,712  Maytag Corp.                                        3,219,072
   49,300  MBIA, Inc.                                          3,232,231
  385,187  MBNA Corp.                                          9,605,601
   25,887  McDermott International, Inc.                         639,085
  349,914  McDonald's Corp.                                   26,812,160
   50,930  McGraw-Hill, Inc.                                   5,188,494
  916,631  MCI Worldcom, Inc.                                 65,768,274
   57,702  Mead Corp.                                          1,691,390
  316,828  MediaOne Group *                                   14,890,916
  236,304  Medtronic, Inc.                                    17,545,572
  139,524  Mellon Bank Corp.                                   9,592,275
   66,600  Mercantile Bancorporation, Inc.                     3,071,925
  616,097  Merck & Co., Inc.                                  90,989,826
   18,772  Meredith Corp.                                        710,990
        1  Meritor Automotive, Inc.                                   21
  180,576  Merrill Lynch & Co., Inc.                          12,053,448
   62,500  MGIC Investment Corp.                               2,488,281
  120,700  Micron Technology, Inc.                             6,102,894
1,294,700  Microsoft Corporation *                           179,558,706
   13,647  Milacron, Inc.                                        262,705
   19,792  Millipore Corp.                                       562,835
  205,778  Minnesota Mining & Manufacturing Co.               14,635,960
  105,000  Mirage Resorts Incorporated *                       1,568,438
  403,342  Mobil Corp.                                        35,141,172
  311,720  Monsanto Co.                                       14,806,700
   25,179  Moore Corporation Ltd.                                276,969
  298,833  Morgan Stanley Dean Witter Discover & Co.          21,217,143
   90,460  Morgan (J.P.) & Co., Inc.                           9,503,954
   83,306  Morton International, Inc.                          2,040,997
  310,442  Motorola, Inc.                                     18,956,365
    3,627  NACCO Industries, Inc. - Class A                      333,684
   28,325  Nalco Chemical Company                                878,075
  171,400  National City Corp.                                12,426,500
   77,126  National Semiconductor Corp. *                      1,041,201
   21,726  National Service Industries, Inc.                     825,588
   34,158  Navistar International Corporation                    973,503
   55,200  New Century Energies, Inc.                          2,691,000
   90,668  New York Times Co. - Class A                        3,145,046
   71,258  Newell Co.                                          2,939,393
   85,710  Newmont Mining Corp.                                1,548,137
  140,900  Nextel Communications, Inc. - Class A *             3,328,763
   72,242  Niagara Mohawk Power Corporation                    1,164,902
   24,769  NICOR, Inc.                                         1,046,490
  105,148  Nike, Inc.                                          4,265,066
   82,958  Nordstrom, Inc.                                     2,877,606
  192,753  Norfolk Southern Corp.                              6,107,861
   53,888  Northern States Power Company                       1,495,392
  343,562  Northern Telecom Ltd.                              17,221,045
   60,300  Northern Trust Corp.                                5,264,944
   39,479  Northrop Grumman Corp.                              2,886,902
  176,292  Novell, Inc. *                                      3,195,293
   48,694  Nucor Corp.                                         2,106,016
  178,914  Occidental Petroleum Corp.                          3,019,174
   82,900  Omnicom Group, Inc.                                 4,808,200
   13,991  Oneok, Inc.                                           505,425
  495,156  Oracle Corp. *                                     21,353,603
   48,279  Oryx Energy Co.                                       648,749
   33,750  Owens Corning                                       1,196,016
   91,600  Owens-Illinois, Inc. *                              2,805,250
   42,080  Paccar, Inc.                                        1,730,540
  153,789  Pacificorp                                          3,239,181
   64,164  Pall Corp.                                          1,624,151
  162,000  Parametric Technology Corporation *                 2,652,750
   64,714  Parker-Hannifin Corp.                               2,119,384
   89,800  Paychex, Inc.                                       4,619,088
  117,284  PECO Energy                                         4,881,947
        9  PennzEnergy Company                                       147
   17,055  People's Energy Corp.                                 680,068
  112,500  PeopleSoft, Inc. *                                  2,130,469
   26,712  Pep Boys (Manny Moe & Jack)                           419,045
  752,794  Pepsico, Inc.                                      30,817,504
   26,925  Perkin Elmer Corp.                                  2,626,870
  669,028  Pfizer, Inc.                                       83,921,200
  221,105  PG & E Corp.                                        6,964,808
  262,832  Pharmacia & Upjohn, Inc.                           14,882,862
   26,508  Phelps Dodge Corporation                            1,348,595
1,260,198  Philip Morris Companies                            67,420,593
  116,806  Phillips Petroleum Co.                              4,978,856
  101,420  Pioneer Hi-Bred International, Inc.                 2,738,340
  143,896  Pitney Bowes, Inc.                                  9,506,130
  106,404  Placer Dome, Inc.                                   1,223,646
  158,333  PNC Bank Corp.                                      8,569,774
   36,182  Polaroid Corp.                                        676,151
   13,301  Potlatch                                              490,474
   91,642  PPG Industries, Inc.                                5,338,146
   71,007  P.P.& L. Resources, Inc.                            1,979,320
   82,615  Praxair, Inc.                                       2,912,179
  688,740  Procter & Gamble Co.                               62,890,571
   39,950  Progressive Corporation of Ohio                     6,766,531
   63,900  Provident Companies, Inc.                           2,651,850
   73,397  Providian Financial Corp.                           5,504,775
  130,994  Public Service Enterprise Group                     5,239,760
   20,632  Pulte Corp.                                           573,828
   70,384  Quaker Oats Co.                                     4,187,848
  146,015  Ralston Purina Group                                4,727,236
   49,976  Raychem Corp.                                       1,614,850
  175,214  Raytheon Co. - Class B                              9,330,146
   25,029  Reebok International Ltd.                             372,306
  127,770  Regions Financial Corp.                             5,150,728
   67,100  Republic New York Corp.                             3,057,244
   45,849  Reynolds Metals Co.                                 2,415,669
  131,302  Rite Aid Corp.                                      6,507,655
  168,000  RJR Nabisco Holdings Corp.                          4,987,500
  103,224  Rockwell International Corp.                        5,012,816
   98,377  Rohm & Haas Co.                                     2,963,607
   39,100  Rowan Companies, Inc. *                               391,000
1,109,204  Royal Dutch Petroleum Co.                          53,103,141
   63,552  R.R. Donnelley & Sons Co.                           2,784,372
   78,502  Rubbermaid, Inc.                                    2,467,907
   16,011  Russell Corp.                                         325,223
   34,017  Ryder Systems, Inc.                                   884,442
   70,502  Safeco                                              3,027,180
  256,800  Safeway, Inc. *                                    15,648,750
  478,654  Sara Lee Corp.                                     13,492,060
1,031,528  SBC Communications, Inc.                           55,315,689
  757,232  Schering-Plough Corp.                              41,837,068
  275,962  Schlumberger Ltd.                                  12,728,747
   36,238  Scientific-Atlanta, Inc.                              826,679
  133,100  Seagate Technology, Inc. *                          4,026,275
  187,637  Seagram Co. Ltd.                                    7,130,206
   47,005  Sealed Air Corporation                              2,400,193
  201,409  Sears, Roebuck & Co.                                8,559,883
  121,414  Sempra Energy                                       3,080,880
  138,092  Service Corp. International                         5,256,127
   10,974  Shared Medical Systems Corp.                          547,328
   87,974  Sherwin-Williams Company                            2,584,236
   59,500  Sigma Aldrich Corporation                           1,747,813
  109,115  Silicon Graphics, Inc. *                            1,404,856
   95,100  SLM Holding Corp.                                   4,564,800
   39,794  Snap-On Tools Corp.                                 1,385,329
   58,000  Solectron Corporation *                             5,390,375
   48,110  Sonat, Inc.                                         1,301,977
  386,658  Southern Co.                                       11,237,248
  161,700  Southwest Airlines Co.                              3,628,144
    5,604  Springs Industries, Inc. - Class A                    232,216
  168,982  Sprint Corporation                                 14,215,611
  220,491  Sprint PCS *                                        5,098,854
   37,388  St. Jude Medical, Inc. *                            1,035,180
  121,928  St. Paul Companies, Inc.                            4,236,998
   39,330  Stanley Works                                       1,091,408
  145,100  Staples, Inc. *                                     6,339,056
   76,700  State Street Corp.                                  5,335,444
   93,800  Summit Bancorp.                                     4,097,888
  202,856  Sun Microsystems, Inc. *                           17,369,545
  104,100  SunAmerica, Inc.                                    8,445,113
   41,245  Sunoco, Inc.                                        1,487,398
  163,460  Suntrust Banks, Inc.                               12,504,690
   63,640  SuperValu, Inc.                                     1,781,920
  116,350  Synovus Financial Corp.                             2,836,031
  175,020  Sysco Corporation                                   4,802,111
   56,166  Tandy Corp.                                         2,313,337
   36,707  Tektronix, Inc.                                     1,103,504
  246,960  Tele-Communications, Inc. - Class A *              13,659,975
  100,000  Tellabs, Inc. *                                     6,856,250
   28,622  Temple Inland, Inc.                                 1,697,642
  156,810  Tenet Healthcare Corp.                              4,116,263
   88,034  Tenneco, Inc.                                       2,998,658
  280,322  Texaco, Inc.                                       14,822,026
  202,956  Texas Instruments, Inc.                            17,365,423
  158,227  Texas Utilities Co.                                 7,387,223
   77,006  Textron, Inc.                                       5,847,643
   95,100  Thermo Electron Corp. *                             1,610,756
   38,000  Thomas & Betts Corp.                                1,645,875
  569,430  Time Warner, Inc.                                  35,340,249
   28,529  Times Mirror Co. - Class A                          1,597,624
   24,796  Timken Company                                        468,025
  189,516  TJX Companies, Inc.                                 5,495,964
   63,468  Torchmark Corp.                                     2,241,214
  156,218  Toys `R' Us, Inc. *                                 2,636,179
   28,243  Transamerica Corp.                                  3,262,067
   53,596  Tribune Company                                     3,537,336
   81,999  Tricon Global Restaurants, Inc. *                   4,110,200
   61,792  TRW, Inc.                                           3,482,052
   27,396  Tupperware Corp.                                      450,322
  339,870  Tyco International Ltd.                            25,638,943
  269,255  U.S. West Incorporated                             17,400,604
  394,737  U.S. Bancorp                                       14,013,164
  138,825  Unicom Corporation                                  5,353,439
  323,868  Unilever NV                                        26,860,802
   36,203  Union Camp Corp.                                    2,443,703
   68,552  Union Carbide Corporation                           2,913,460
  130,847  Union Pacific Corp.                                 5,896,293
  146,248  Union Pacific Resources Group, Inc.                 1,325,373
   64,900  Union Planters Corporation                          2,940,781
  121,599  Unisys Corporation                                  4,187,566
   93,500  United Healthcare Corp.                             4,026,344
  113,512  United Technologies Corp.                          12,344,430
  127,837  Unocal Corp.                                        3,731,242
   61,800  UNUM Corp.                                          3,607,575
   42,715  US Airways Group, Inc. *                            2,221,180
   96,207  UST, Inc.                                           3,355,219
  154,864  USX Marathon Group                                  4,665,278
   61,577  USX - U.S. Steel Group                              1,416,271
   65,730  V.F. Corporation                                    3,081,094
  148,249  Viacom, Inc. - Class B                             10,970,426
  113,910  Wachovia Corp.                                      9,960,006
1,157,848  Wal-Mart Stores, Inc.                              94,292,246
  257,268  Walgreen Co.                                       15,066,257
1,064,071  Walt Disney Company                                31,922,130
  428,458  Warner-Lambert Company                             32,214,686
  321,022  Washington Mutual, Inc.                            12,259,028
  287,956  Waste Management, Inc.                             13,425,949
  853,636  Wells Fargo Co.                                    34,092,088
   75,762  Wendy's International, Inc.                         1,652,559
   39,960  Westvaco Corporation                                1,071,428
  103,894  Weyerhaeuser Co.                                    5,279,114
   33,439  Whirlpool Corp.                                     1,851,685
   43,700  Willamette Industries, Inc.                         1,463,950
  243,136  Williams Companies, Inc.                            7,582,804
   66,580  Winn-Dixie Stores, Inc.                             2,987,778
   46,892  Wm. Wrigley, Jr. Company                            4,199,765
   31,279  Worthington Industries, Inc.                          390,988
   35,649  W. R. Grace & Co. *                                   559,244
   48,330  W.W. Grainger, Inc.                                 2,011,736
  169,635  Xerox Corp.                                        20,016,930
                                                          ---------------
Total Common Stocks (Cost $3,244,951,024)                  5,146,921,230
                                                          ---------------

             SHORT TERM INSTRUMENTS - 0.7%
             Mutual Fund - 0.6%
 33,163,964  BT Institutional Cash Management Fund        $   33,163,964
                                                          ---------------

 Principal
  Amount
------------
               U.S. Treasury Bills - 0.1%
$   330,000  3.906%, 1/14/99**                                   329,529
  5,535,000  4.70%, 1/14/99**                                  5,526,511
                                                          ---------------
                                                               5,856,040
                                                          ---------------
Total Short Term Instruments (Cost $39,020,004)               39,020,004
                                                          ---------------
Total Investments (Cost $3,283,971,028)          99.7%     5,185,941,234
                                                -------------------------
Other Assets
 Less Liabilities                                 0.3%        14,563,176
                                                -------------------------
Total Net Assets                                100.0%    $5,200,504,410
                                                =========================


----------------------------------
 * Non-income producing security.
** Held as collateral for futures contracts.


See Notes to Financial Statements on Page 27














EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS

Year ended December 31, 1998


INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $284,044)         $  56,672,952
   Interest                                                           4,806,144
                                                                 ---------------
Total Investment Income                                              61,479,096
                                                                 ---------------
EXPENSES
   Advisory Fees                                                      3,186,503
   Administration and Services Fees                                     676,625
   Professional Fees                                                     46,189
   Miscellaneous                                                          4,344
                                                                 ---------------
   Total Expenses                                                     3,913,661
   Less: Expenses absorbed by Bankers Trust                            (799,296)
                                                                 ---------------
      Net Expenses                                                    3,114,365
                                                                 ---------------
Net Investment Income                                                58,364,731
                                                                 ---------------
REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS AND FUTURES CONTRACTS
   Net Realized Gain from Investment Transactions                    33,524,253
   Net Realized Gain from Futures Transactions                        1,750,435
   Net Change in Unrealized Appreciation/Depreciation
    on Investments                                                  894,561,271
   Net Change in Unrealized Appreciation/Depreciation
    on Futures Contracts                                                528,247
                                                                 ---------------
Net Realized and Unrealized Gain on Investments and
    Futures Contracts                                               930,364,206
                                                                 ---------------
Net Increase in Net Assets from Operations                        $ 988,728,937
                                                                 ===============


See Notes to Financial Statements on Page 27










EQUITY 500 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

                                                                  1998                    1997
                                                         ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net Investment Income                                  $    58,364,731         $    42,706,376
   Net Realized Gain from Investment
      Transactions and Futures Transactions                    35,274,688              95,286,448
   Net Change in Unrealized
      Appreciation/Depreciation on Investments
      and Futures Contracts                                   895,089,518             528,775,836
                                                         ----------------------------------------------
Net Increase in Net Assets from Operations                    988,728,937             666,768,660
                                                         ----------------------------------------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested                           2,853,940,069           1,462,422,481
   Value of Capital Withdrawn                              (1,445,251,067)         (1,251,328,236)
                                                         ----------------------------------------------
Net Increase in Net Assets from
   Capital Transactions                                     1,408,689,002             211,094,245
                                                         ----------------------------------------------
Total Increase in Net Assets                                2,397,417,939             877,862,905

NET ASSETS
Beginning of Year                                           2,803,086,471           1,925,223,566
                                                         ----------------------------------------------
End of Year                                               $ 5,200,504,410         $ 2,803,086,471
                                                         ==============================================

See Notes to Financial Statements on Page 27












EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

December 31, 1998

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

                                                    For the year ended December 31,
                              ---------------------------------------------------------------------
                                   1998          1997          1996          1995          1994
                              ---------------------------------------------------------------------
Supplemental Data and Ratios:
Net Assets, End of
Year (000s omitted)             $5,200,504    $2,803,086    $1,925,224    $1,080,736    $  559,772

Ratios to Average
   Net Assets:
Net Investment Income (%)             1.50          1.76          2.20          2.52          2.84
Expenses (%)                           .08           .08           .10           .10           .10
Decrease Reflected in Above
   Expense Ratio Due to
   Absorption of Expenses
   by Bankers Trust (%)                .02           .07           .05           .05           .06
Portfolio Turnover Rate (%)              4            19            15             6            21


See Notes to Financial Statements on Page 27









EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

December 31, 1998


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. Organization
The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


(2) FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .005% of the Portfolio's average daily net assets. For the period January 1, 1998 to May 6, 1998 the Administrative and Services Fee was .05% on an accrual basis. For the year ended December 31, 1998, Administration and Service Fees amounted to $676,625, of which $21,178 was payable at the end of the year.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets. For the period January 1, 1998 to May 6, 1998 the Advisory fee was .10%. For the year ended December 31, 1998, Advisor Fees amounted to $3,186,503, of which $309,104 was payable at the end of the year.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .08% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of December 31, 1998 amounted to $4,490,254 and are included in dividend income.

The Portfolio is a  participant  with other  affiliated  entities in a revolving
credit   facility   and  a   discretionary   demand  line  of  credit   facility
("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of
 .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

For the year ended December 31, 1998, the Portfolio paid affiliated brokerage commissions of $333.


(3) PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1998, were $1,607,662,962 and $153,777,789, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1998 was $3,302,071,681. The aggregate gross unrealized appreciation was $1,914,790,859, and the aggregate gross unrealized depreciation was $69,941,310 for all investments as of December 31, 1998. Payable for securities purchased at December 31, 1998 amounted to $58,369,160.


(4) FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 1998 is as follows:

                                                         Market      Unrealized
Type of Future     Expiration   Contracts    Position     Value     Appreciation
--------------------------------------------------------------------------------

S&P 500 Index
   Futures         March 1999      334         Long    $100,118,660     $81,600


At December 31, 1998, the Portfolio segregated $5,856,040 to cover margin requirements on open futures contracts.


(5) NET ASSETS
At December 31, 1998 net assets consisted of :

Paid-in-Capital                                                  $3,297,393,868
Net Unrealized Appreciation on Investments and Futures            1,903,110,542
                                                                ----------------
Total Net Assets                                                 $5,200,504,410
                                                                ================








Report of Independent Accountants


To the Trustees and Holders of Beneficial Interest of
Equity 500 Index Portfolio:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Portfolio (the "Portfolio") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999






DIRECTORS
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

CUSTODIAN
Bankers Trust Company
130 Liberty Street
New York, New York  10006

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
250 West Pratt Street
Baltimore, Maryland  21201

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 7:30 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.

For Additional Information On Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund TouchLine(Registered Trademark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777